INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
New Accounting Pronouncement, Early Adoption [Line Items]
Domestic	$ 1,530	$ 5,867	$ 10,116
Foreign	(126)	(1,976)	(1,848)
Income (loss) before taxes on income	$ 5,202	$ 3,891	$ 8,268